EQUITY - ADDITIONAL INFORMATION (Details) $ / shares in Units, € in Thousands, $ in Thousands	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 EUR (€) shares
Equity [Line Items]
Share capital	$ 49	€ 35	$ 49	€ 34
Number of shares outstanding | shares	15,451,667	15,451,667	15,000,000	15,000,000
Par value per share | $ / shares	$ 0.002